Note 16 - Acquisitions (Details)	1 Months Ended	3 Months Ended		6 Months Ended							1 Months Ended	3 Months Ended
	Feb. 21, 2008 USD ($)	Jun. 30, 2013 USD ($)	Jun. 30, 2013 CAD	Jun. 30, 2013 USD ($)	May 31, 2013	Mar. 31, 2013	Dec. 31, 2011	Jun. 30, 2013 Asset Retirement Obligation [Member] USD ($)	Jun. 30, 2013 Plants And Equipment [Member] USD ($)	Jun. 30, 2013 Development and Other Mineral Interests [Member] USD ($)	Mar. 31, 2013 Aurizon Mines Ltd [Member]	Jun. 30, 2013 Aurizon Mines Ltd [Member] USD ($)	Jun. 30, 2013 Aurizon Mines Ltd [Member] CAD
Note 16 - Acquisitions (Details) [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired					100.00%		30.00%
Stock Issued During Period, Shares, Acquisitions (in Shares)	5,395,683			56,997,790
Stock Issued During Period, Value, Acquisitions (in Dollars)	$ 33,800,000
Hecla stock issued, per share (in Dollars per share) (in Dollars per share and Dollars per share)		$ 3.83		$ 3.83								$ 4.32	4.47
Business Acquisition, Share Price (in Dollars per share)													4.75
BusinessAcquisitionPerShareIssued (in Shares)												0.9953	0.9953
PotentailBusinessAcquisitionPerSharePrice (in Dollars per share and Dollars per share)												$ 3.00	3.11
PotentailBusinessAcquitisionSharesIssued (in Shares)		0.3442	0.3442	0.3442
BusinessAcquisitionSharesOutstandingOfEntityAcquired (in Shares)		164,838,377	164,838,377	164,838,377
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares (in Shares)		56,997,790	56,997,790								747,132
BusinessAcquisitionSharesIssuedAndOutstandingOfAcquiredEntity (in Shares)						165,585,509
Payments to Acquire Businesses, Gross (in Dollars)		496,400,000	514,500,000	496,211,000
Payments to Acquire Businesses, Gross		496,400,000	514,500,000	496,211,000
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable (in Dollars)		218,300,000	226,300,000	218,302,000
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable		218,300,000	226,300,000	218,302,000
Business Combination, Consideration Transferred (in Dollars)		714,500,000	740,800,000	714,513,000
Business Combination, Consideration Transferred		714,500,000	740,800,000	714,513,000
ExchangeRate		0.9645%	0.9645%
Share Price (in Dollars per share and Dollars per share)		$ 3.83	3.97	$ 3.83
Proceeds from Notes Payable		490,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment		$ 715,391,000		$ 715,391,000				$ 11,100,000	$ 127,800,000	$ 576,500,000